Acquisition of assets (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of assets [Abstract]
Assets Acquired and Liabilities Assumed
A summary of the acquired assets and liabilities of CTI is presented below.

CTI balances acquired at fair values 2022 US$’000
Property, plant and equipment	893,009
Restricted cash	6,050
Cash and cash equivalents	4,195
Inventories	3,168
Trade and other receivables, and prepayments	36,584
Trade and other payables	(19,435)
Borrowings	(702,423)
Total net assets acquired	221,148

Consideration Transferred
The following table summarises the acquisition date fair value of each class of consideration transferred.

US$’000
Common shares issued	208,316
Treasury shares transferred	12,832
Less: Cost of issuing new common shares	(936)
Net consideration transferred in the form of issued common shares and treasury shares	220,212